CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Change in foreign currency translation adjustment, tax provision (benefit)		$ (4,711)	$ 2,186
Change in net unrealized gains (losses) on available-for-sale securities, tax provision (benefit)	$ 5,460	$ (1,555)	$ 1,440